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1996 ANNUAL REPORT

IDS New Dimensions Fund
(prospectus enclosed)

(Icon of) A dimension

The goal of IDS New Dimensions Fund, Inc. is long-term growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc.
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PAGE 2

(Icon of) A dimension

Fast-track stocks

What type of stock has been the driving force behind the dramatic increases posted by U.S. and foreign stock markets in recent years? The answer is growth stocks -- that is, stocks of companies that have a track record of increasing their business and profits at a rapid pace. These companies, some large and well-known, others smaller and newly discovered, form the foundation of IDS New Dimensions Fund. The Fund looks for companies from around the world that not only have a history of continuous growth, but are believed to be poised to continue growing over the long term due to their management, marketing innovation and/or technological advances.
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Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1996 annual report

From the president                                  4
From the portfolio manager                          4
Ten largest holdings                                6
Making the most of the Fund                         7
Long-term performance                               8
Independent auditors' report (Fund)                 9
Financial statements (Fund)                         10
Notes to financial statements (Fund)                13
Independent auditors' report (Portfolio)            18
Financial statements (Portfolio)                    19
Notes to financial statements (Portfolio)           22
Investments in securities                           30
IDS mutual funds                                    35
Federal income tax information                      38

1996 prospectus

The Fund in brief                                   3p
Goal                                                3p
Investment policies and risks                       3p
Structure of the Fund                               4p
Manager and distributor                             4p
Portfolio manager                                   5p
Alternative purchase arrangements                   5p

Sales charge and Fund expenses                      6p

Performance                                         8p
Financial highlights                                8p
Total returns                                      10p

Investment policies and risks                      13p
Facts about investments and their risks            13p
Valuing Fund shares                                16p

How to purchase, exchange or redeem shares         17p
Alternative purchase arrangements                  17p
How to purchase shares                             20p
How to exchange shares                             23p
How to redeem shares                               23p
Reductions and waivers of the sales charge         28p

Special shareholder services                       33p
Services                                           33p
Quick telephone reference                          33p
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PAGE 4
Distributions and taxes                            34p
Dividend and capital gain distributions            34p
Reinvestments                                      35p
Taxes                                              35p
How to determine the correct TIN                   37p

How the Fund is organized                          38p
Shares                                             38p
Voting rights                                      38p
Shareholder meetings                               38p
Special considerations regarding
 master/feeder structure                           39p
Board members and officers                         41p
Investment manager                                 43p
Administrator and transfer agent                   43p
Distributor                                        44p

About American Express Financial Corporation       45p
General information                                45p

Appendix                                           46p
Descriptions of derivative instruments             46p
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PAGE 5
To our shareholders

(Photo of) William R. Pearce, President of the Fund
(Photo of) Gordon M. Fines, Portfolio manager

From the president

The volatility in the stock market in recent months has put some investors, even experienced ones, on edge. Although no one can know exactly what will happen next, history tells us that ups and downs are intrinsic to stock investing.

But history also shows that changing strategies with every twist and turn of the market is an impractical and, worse yet, typically unproductive way to invest. What matters more, therefore, is how we react to market volatility.

If we take a long-term view and accept the downs with the ups, we improve our chances of success. For in the investment world, the race most often goes not to the swift, but to the persistent.

Along the way, of course, you'll still want to review your investment program to make sure it's on track to achieving your financial goals. Your American Express financial advisor will help you do just that, and I suggest you take advantage of his or her services on a regular basis.

On May 13, 1996, the Fund began investing its assets in Growth Portfolio instead of directly in securities of individual companies. Following the portfolio manager's letter are the financial statements of both the Fund and Portfolio. The notes to the financials and the prospectus go into more detail of how the new structure works.

William R. Pearce

From the portfolio manager

IDS New Dimensions Fund recorded a double-digit gain during the past 10 months (October 1995 through July 1996), as the stock market advanced for most of the period. For Class A shareholders of the Fund, the result was a 12.2% total return. (A substantial portion of the return came in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset value by a like amount at that time.) This report also marks a change in the Fund's fiscal year, which now ends on July 31.

Thanks to a low inflation rate, low interest rates and moderate economic growth, stocks found the environment largely to their liking for the first several months of the period. The relatively few setbacks proved to be both modest and fleeting, as the market quickly righted itself in the wake of occasional negative news.

Growth is good

Although a variety of stocks performed positively, those of growth companies were most often at the forefront, as their generally strong earnings attracted an increasing amount of investors'
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PAGE 6
capital. To the particular benefit of this Fund, growth stocks in the amount of investors' capital. To the particular benefit of this Fund, growth stocks in the technology/telecommunications, health care and financial services sectors -- which have formed the foundation of the portfolio for some time -- recorded many of the most impressive gains. Although I continue to be optimistic about the long-term prospects of technology-related companies, I did reduce the exposure to personal computer manufacturers, whose near-term potential appears questionable.

The portfolio also enjoyed good results from stocks of agri-business companies, including seed, fertilizer and chemical producers. This is a relatively new investment theme in the portfolio that I began to develop late last year. Monsanto, an agri-chemical supplier that we added to the portfolio, is a good example of the type of company that appears likely to benefit from less-developed countries' desire to improve their diets.

Summer slump

The news wasn't all good, though, during the past fiscal period.
By summer, stocks had begun to stall out under the weight of higher long-term interest rates, and by July, they were in rapid retreat. Growth stocks, especially those of technology-related companies, found themselves under particular pressure. Although the cash reserves in the portfolio (about 11% of assets) provided some cushion against the downturn, the portfolio was forced to give back a substantial portion of its gain for the period.

At this point (mid-August), questions about the direction of long-term interest rates and corporate earnings have yet to be answered. I expect this uncertainty will continue for a time yet, which could well present a hurdle for the stock market. Looking longer-term, I think the fundamentals remain favorable, but I suspect investors will have to be content with less robust returns than they've enjoyed in recent years.

Gordon Fines

Class A

10-month performance
(All figures per share)

Net asset value (NAV)
____________________________
July 31, 1996         $18.54
____________________________
Sept. 30, 1995        $17.24
____________________________
Increase              $ 1.30
____________________________

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PAGE 7
Distributions
Oct. 1, 1995 - July 31, 1996
____________________________
From income           $ 0.15
____________________________
From capital gains    $ 0.60
____________________________
Total distributions   $ 0.75
____________________________
Total return*         +12.2%**
____________________________

Class B

10-month performance
(All figures per share)

Net asset value (NAV)
____________________________
July 31, 1996         $18.38
____________________________
Sept. 30, 1995        $17.18
____________________________
Increase              $ 1.20
____________________________

Distributions
Oct. 1, 1995 - July 31, 1996
____________________________
From income           $ 0.11
____________________________
From capital gains    $ 0.60
____________________________
Total distributions   $ 0.71
____________________________
Total return*         +11.5%**
____________________________

Class Y

10-month performance
(All figures per share)

Net asset value (NAV)
____________________________
July 31, 1996         $18.56
____________________________
Sept. 30, 1995        $17.26
____________________________
Increase              $ 1.30
____________________________

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PAGE 8
Distributions
Oct. 1, 1995 - July 31, 1996
____________________________
From income           $ 0.17
____________________________
From capital gains    $ 0.60
____________________________
Total distributions   $ 0.77
____________________________
Total return*         +12.3%**
____________________________

 *The prospectus discusses the effect of
  sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

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PAGE 9

Growth Trends Portfolio

The Portfolio's ten largest holdings

(Pie chart)
The ten holdings listed here make up 25.91% of the Portfolio's net assets.

________________________________________________________________________________________________________

                                                                          Percent                  Value
                                                       (of Portfolio's net assets)  (as of July 31, 1996)
________________________________________________________________________________________________________
Cisco Systems                                                               3.62%           $310,500,000
A leading designer and builder of devices that link personal computers for application in the fast-growing business network market.

General Electric                                                            3.07             263,600,000
A diversified company with interests in manufacturing, broadcasting
(NBC), financial services and technology.

Citicorp                                                                    3.05             262,000,000
The parent of Citibank, the largest bank in the U.S., it has a substantial worldwide corporate and retail banking presence.

Pfizer                                                                      2.77             237,575,000
A leading producer of pharmaceuticals, hospital products,
animal health items, non-prescription medications and
specialty chemicals.

Intel                                                                       2.63             225,375,000
The world's number one semiconductor manufacturer, Intel produces microcomputer components, modules and systems.

Monsanto                                                                    2.55             218,750,000
This company and its subsidiaries manufacture and sell a diverse line of agricultural products; chemical products, including plastics and manufactured fibers; pharmaceuticals; and food products, including low-calorie sweeteners.

Boeing                                                                      2.16             185,850,000
The largest producer of commercial aircraft in the free world with over
50% of the market.

First Data                                                                  2.08             178,537,500
Operates in one business segment providing high-quality, high-volume information processing and related services to specific client groups:
the transaction card, payment instruments, teleservices, mutual funds, health care, receivables and information management industries.

Johnson & Johnson                                                           2.00             171,900,000
A major producer of health-care products, including consumer products, medical and dental devices and products and a wide variety of ethical and over-the-counter drugs.

ConAgra                                                                     1.98             170,000,000
Engaged in a variety of basic food businesses, including
feed and fertilizer, grain processing and merchandising,
agricultural chemicals, worldwide trading, fresh and processed red meats, poultry products, and frozen prepared foods and seafood.

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PAGE 10
Making the most of the Fund

Average annual total return
(as of July 31, 1996)

                1 year    Since inception*    5 years    10 years

Class A         +10.67%            --%        +14.02%    +15.07%
Class B         +10.65%        +21.70%            --%        --%
Class Y         +16.68%        +25.54%            --%        --%

*Inception date was March 20, 1995.

The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class A and Class B reflect the effect of the maximum 5% sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...
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PAGE 11
(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

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PAGE 12
The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS New Dimensions Fund

                                                           $40,767
$40,000                                        New Dimensions Fund
                                                           Class A

$30,000                                                 S&P 500
                                                    Stock Index

                                           Lipper Growth
                                              Fund Index
$20,000


$9,500

'86   '87    '88   '89   '90    '91   '92    '93   '94    '95   '96

Average annual total return
(as of July 31, 1996)

                1 year    Since inception*    5 years    10 years

Class A         +10.67%            --%        +14.02%    +15.07%
Class B         +10.65%        +21.70%            --%        --%
Class Y         +16.68%        +25.54%            --%        --%

*Inception date was March 20, 1995.

Assumes: Holding period from 8/1/86 to 7/31/96. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $25,185. Also see "Performance" in the Fund's current prospectus.

Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P companies are generally larger than those in which the Fund invests.
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PAGE 13
Lipper Growth Fund Index, published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to this Fund, although some funds in the index may have somewhat different investment policies or objectives.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Growth Fund Index. In comparing New Dimensions Fund to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes. If you were actually to buy individual stocks or growth mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Independent auditors' report

The board and shareholders
IDS New Dimensions Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of IDS New Dimensions Fund, Inc. as of July 31, 1996, and the related statement of operations for the ten-month period then ended and the statements of changes in net assets for the ten-month period ended July 31, 1996 and the year ended September 30, 1995, and the financial highlights for the ten-month period ended July 31, 1996 and for each of the years in the ten-year period ended September 30, 1995. These financial statements and the financial highlights are the responsibility of fund management.
Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS New Dimensions Fund, Inc. at July 31, 1996, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
September 6, 1996
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PAGE 15

Statement of assets and liabilities
IDS New Dimensions Fund, Inc.
July 31, 1996


Assets
Investment in Growth Trends Portfolio (Note 1)                                      $8,560,236,452
Total assets                                                                         8,560,236,452

Liabilities
Disbursements in excess of cash on demand deposit                                            4,432
Accrued distribution fee                                                                    11,906
Accrued service fee                                                                         29,193
Accrued transfer agency fee                                                                 28,509
Accrued administrative services fee                                                          8,539
Other accrued expenses                                                                     977,669
Total liabilities                                                                        1,060,248
Net assets applicable to outstanding capital stock                                  $8,559,176,204

Represented by
Capital stock -- authorized 10,000,000,000 shares of $.01 par value                 $    4,618,125
Additional paid-in-capital                                                           6,073,895,611
Undistributed net investment income                                                     36,187,086
Accumulated net realized gain (Note 1)                                                 266,762,530
Unrealized appreciation of investments                                               2,177,712,852
Total - representing net assets applicable to outstanding capital stock              8,559,176,204
Net assets applicable to outstanding shares:           Class A                      $5,625,868,997
                                                       Class B                      $  593,497,390
                                                       Class Y                      $2,339,809,817
Net asset value per share of outstanding capital stock:Class A shares 303,463,317   $        18.54
                                                       Class B shares  32,283,002   $        18.38
                                                       Class Y shares 126,066,164   $        18.56
See accompanying notes to financial statements.

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PAGE 16

Statement of operations
IDS New Dimensions Fund, Inc.
Ten months ended July 31, 1996
                                                               Oct. 1, 1995 to   May 13, 1996 to
                                                                May 12, 1996      July 31, 1996    Total
                                                               (Notes 1 and 5)
Investment income
Income:
  Interest                                                       $ 30,498,568  $  12,065,824  $ 42,564,392
  Dividends                                                        48,412,633     20,390,020    68,802,653*
Total income                                                       78,911,201     32,455,844   111,367,045

Expenses (Note 2):
Investment management services fee                                 25,565,271             --    25,565,271
Distribution fee -- Class B                                         1,287,734        898,655     2,186,389
Transfer agency fee                                                 5,546,585      2,262,070     7,808,655
Incremental transfer agency fee -- Class B                             29,093         17,407        46,500
Service fee
   Class A                                                          5,253,546      2,206,914     7,460,460
   Class B                                                            299,676        209,485       509,161
Administrative services fee                                         1,721,130        717,228     2,438,358
Compensation of board members                                          84,873         25,346       110,219
Compensation of officers                                               48,007          3,524        51,531
Custodian fees                                                        263,008             --       263,008
Postage                                                               217,165         72,389       289,554
Registration fees                                                     695,687        171,917       867,604
Reports to shareholders                                               232,470         64,955       297,425
Audit fees                                                             28,798          1,528        30,326
Administrative                                                         26,962          8,988        35,950
Other                                                                  41,431          6,162        47,593
Total expenses                                                     41,341,436      6,666,568    48,008,004
  Earnings credits on cash balances (Note 5)                          (16,175)            --       (16,175)
                                                                   41,325,261      6,666,568    47,991,829
Expenses, including investment management services fee
   allocated from Growth Trends Portfolio                                  --     11,791,327    11,791,327
Total net expenses                                                 41,325,261     18,457,895    59,783,156
Investment income -- net                                           37,585,940     13,997,949    51,583,889

Realized and unrealized gain (loss) -- net
Net realized gain on security transactions                        280,525,097     45,442,725   325,967,822
Net change in unrealized appreciation or depreciation             611,005,528   (147,891,553)  463,113,975
Net gain (loss) on investments                                    891,530,625   (102,448,828)  789,081,797
Net increase (decrease) in net assets resulting from operations  $929,116,565  $ (88,450,879) $840,665,686

*Includes net of foreign taxes withheld of $476,797.

See accompanying notes to financial statements.

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PAGE 17

Statement of changes in net assets
IDS New Dimensions Fund, Inc.


Operations and distributions                                     July 31, 1996    Sept. 30, 1995
                                                                   Ten-month        Year ended
                                                                  period ended
Investment income - net                                        $   51,583,889    $   56,020,175
Net realized gain on investments                                  325,967,822       188,034,728
Net change in unrealized appreciation or depreciation             463,113,975     1,122,806,020
Net increase in net assets resulting from operations              840,665,686     1,366,860,923

Distributions to shareholders from:
  Net investment income
     Class A                                                      (39,448,269)      (37,824,704)
     Class B                                                       (1,492,148)               --
     Class Y                                                      (19,131,175)               --
  Net realized gain
     Class A                                                     (162,150,758)     (161,781,539)
     Class B                                                       (8,111,389)               --
     Class Y                                                      (68,560,165)               --
  Excess distributions of realized gain
     Class A                                                               --           (10,005)
Total distributions                                              (298,893,904)     (199,616,248)

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                      1,078,880,570     1,277,766,445
   Class B shares                                                 442,410,073       139,503,525
   Class Y shares                                                 862,302,096     1,678,216,434
Reinvestment of distributions at net asset value
   Class A shares                                                 198,597,094       197,521,609
   Class B shares                                                   9,572,264                --
   Class Y shares                                                  87,691,340                --
Payments for redemptions
   Class A shares                                                (593,204,599)   (2,058,310,273)
   Class B shares (Note 2)                                        (24,532,266)       (2,112,953)
   Class Y shares                                                (560,414,845)     (180,172,610)
Increase in net assets from capital share transactions          1,501,301,727     1,052,412,177
Total increase in net assets                                    2,043,073,509     2,219,656,852
Net assets at beginning of period                               6,516,102,695     4,296,445,843
Net assets at end of period
    (including undistributed net investment income of
    $36,187,086 and $44,674,789)                               $8,559,176,204    $6,516,102,695

See accompanying notes to financial statements.

PAGE 18
Notes to financial statements
IDS New Dimensions Fund, Inc.

___________________________________________________________________
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Growth Trends Portfolio

Effective May 13, 1996, the Fund began investing all of its assets in the Growth Trends Portfolio (Portfolio), a series of Growth Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Growth Trends Portfolio invests primarily in common stocks of companies showing potential for significant growth and operating in areas where economic or technological changes are occuring.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at value which is equal to the Fund's proportionate owership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at July 31, 1996 was 99.71%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

PAGE 19
Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend declared and paid at the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

___________________________________________________________________
2.  Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% annually. Under this agreement, the Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o        Class A $15
o        Class B $16
o        Class Y $15

PAGE 20
Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors for distributing Fund shares were $19,094,029 for Class A and $210,811 for Class B for the period ended July 31, 1996.

Prior to April 30, 1996, the Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996. The retirement plan expense amounted to $61,688 for the period.
The total liability for the plan is $179,512 which will be paid out at some future date.

___________________________________________________________________
3.  Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                                      Period ended July 31, 1996
                                Class A         Class B       Class Y
_______________________________________________________________________
Sold                          59,377,568      24,364,763     47,643,756
Issued for reinvested         11,500,909         556,495      5,077,375
  distributions
Redeemed                     (32,745,436)     (1,354,343)   (30,480,217)
_______________________________________________________________________
Net increase                  38,133,041      23,566,915     22,240,914
_______________________________________________________________________

                                     Year ended Sept. 30, 1995
                               Class A       Class B*      Class Y*
_______________________________________________________________________
Sold                          87,791,383       8,845,958    115,253,413
Issued for reinvested         14,863,540             ___            ___
  distributions
Redeemed                    (142,988,018)       (129,871)   (11,428,163)
_______________________________________________________________________
Net increase (decrease)      (40,333,095)      8,716,087    103,825,250
_______________________________________________________________________
*Inception date was March 20, 1995.

___________________________________________________________________
4.  Change of Fund's fiscal year

The By-Laws of the Fund were amended on Jan. 11, 1996, changing it's fiscal year end from Sept. 30 to July 31, effective 1996.

PAGE 21
___________________________________________________________________
5.  Pre-conversion to Master

Prior to transferring its securities to Growth Trends Portfolio on May 13, 1996, various transactions took place as stated below.

Expenses and sales charges

Prior to the conversion on May 13, 1996, the Fund paid an investment management fee to AEFC. Subsequent to the conversion, the investment management fee is assessed at the Portfolio level. (See the footnotes to the Portfolio financial statements for the terms of the investment management agreement which remain unchanged.) Prior to conversion, the investment management fee was adjusted by a performance incentive adjustment based on the Funds's average daily net assets over a rolling 12-month period as measured against the change in the Lipper Growth Fund Index. The adjustment increased the fee by $1,168,789 for the period from Oct. 1, 1995 to May 12, 1996.

During the period from Oct. 1, 1995 to May 12, 1996, the Fund's custodian fees were reduced by $16,175 as a result of earnings credits from overnight cash balances.

Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,918,666,737 and
$2,267,032,914, respectively, for the period from Oct. 1, 1995 to May 12, 1996.

Brokerage commissions paid to brokers affiliated with AEFC were $272,605 during this period.

Lending of portfolio securities

Income from securities lending amounted to $38,570 for the period from Oct. 1, 1995 to May 12, 1996.

___________________________________________________________________
6. Financial highlights

"Financial highlights" showing per share data and selected information is presented on pages 8 and 9 of the prospectus.

Independent auditors' report

The board of trustees and unitholders
Growth Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Growth Trends Portfolio (a series of Growth Trust) as of July 31, 1996, and the related statements of operations and changes in net assets for the period from May 13, 1996 (commencement of operations) to July 31, 1996. These financial statements are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, and securities on loan, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Growth Trends Portfolio at July 31, 1996, and the results of its operations and the changes in its net assets for the period from May 13, 1996 (commencement of operations) to July 31, 1996, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
September 6, 1996

PAGE 23

Statement of assets and liabilities
Growth Trends Portfolio
July 31, 1996


Assets
Investments in securities, at value (Note 1)
Investments in securities of unaffiliated issuers
 (identified cost $6,336,887,547)                           $8,454,639,876
Investments in securities of affiliated issuers
 (identified cost $72,334,647)                                 133,031,250
Cash in bank on demand deposit                                   3,393,915
Dividends and accrued interest receivable                        7,099,993
Receivable for investment securities sold                       37,289,090
U.S. government securities held as collateral (Note 4)             640,540
Total assets                                                 8,636,094,664

Liabilities
Payable for investment securities purchased                     45,520,458
Payable upon return of securities loaned (Note 4)                5,018,140
Accrued investment management services fee                         561,398
Other accrued expenses                                             155,470
Total liabilities                                               51,255,466

Net assets                                                  $8,584,839,198

See accompany notes to financial statements.

PAGE 24
Statement of Operations
Growth Trends Portfolio
For the period from May 13, 1996
(commencement of operations) to July 31, 1996

Investment income

Income:
Interest                                                    $   12,099,456
Dividends (net of foreign taxes withheld of $73,091)            20,448,561
Total income                                                    32,548,017

Expenses (Note 2):
Investment management services fee                              11,544,754
Compensation of board members                                       10,250
Custodian fees                                                     256,677
Audit fees                                                           4,582
Administrative                                                       2,892
Other                                                               11,403
Total  expenses                                                 11,830,558
   Earnings credits on cash balances (Note 2)                       (6,141)
Total net expenses                                              11,824,417
Investment income -- net                                        20,723,600

Realized and unrealized gain (loss) -- net
Net realized gain on security transactions (Note 3)             44,047,563
Net change in unrealized appreciation or depreciation         (147,155,473)
Net loss on investments                                       (103,107,910)
Net decrease in net assets resulting from operations        $  (82,384,310)

See accompanying notes to financial statements.

PAGE 25
Statement of changes in net assets
Growth Trends Portfolio
For the period from May 13, 1996
(commencement of operations) to July 31, 1996

Operations and distributions

Investment income -- net                                    $   20,723,600
Net realized gain on investments                                44,047,563
Net change in unrealized appreciation or depreciation         (147,155,473)
Net decrease in net assets resulting from operations           (82,384,310)

Net contributions                                            8,667,223,508

Total increase in net assets                                 8,584,839,198
Net assets at beginning of period (Note 1)                              --
Net assets at end of period                                 $8,584,839,198

See accompanying notes to financial statements.

PAGE 26
Notes to financial statements
Growth Trends Portfolio

___________________________________________________________________
1. Summary of significant accounting policies

The Growth Trends Portfolio (Portfolio) is a series of Growth Trust (Trust) and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Growth Trends Portfolio invests primarily in common stocks of companies showing potential for significant growth and operating in areas where economic or technological changes are occurring. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The Portfolio commenced operations on May 13, 1996. At this time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S.
or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market PAGE 27 price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation

PAGE 28
are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

___________________________________________________________________
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with American Express Financial Corporation (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS New Dimensions Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment increased the fee by $1,130,056 for the period from May 13, 1996 to July 31, 1996.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC; audit and certain legal fees; fidelity bond premiums; registration fees for units; Portfolio office expenses; consultants' fees; compensation of trustees; corporate filing fees; expenses incurred in connection with lending securities of the Portfolio; and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the period from May 13, 1996 to July 31, 1996, the Portfolio's custodian fees were reduced by $6,141 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express
Financial Advisors Inc. acts as placement agent of the units of the Trust.

PAGE 29
___________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $883,856,643 and $586,814,919, respectively, for the period from May 13, 1996 to July 31, 1996. For the same period, the portfolio turnover rate was 7%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $66,667 for this period.

___________________________________________________________________
4.  Lending of portfolio securities

At July 31, 1996, securities valued at $4,997,200 were on loan to brokers. For collateral, the Portfolio received $4,377,600 in cash and U.S. government securities valued at $640,540. Income from securities lending amounted to $86,952 for the period ended July 31, 1996. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

PAGE 30

Investments in securities


Growth Trends Portfolio                    (Percentages represent value of
July 31, 1996                           investments compared to net assets)


Investments in securities of unaffiliated issuers
Common stocks (86.7%)

Issuer                                            Shares      Value (a)
Aerospace & defense  (5.3%)
Boeing                                         2,100,000    $  185,850,000
Lockheed Martin                                1,100,000        91,162,500
Raytheon                                       1,700,000        82,450,000
United Technologies                              860,000        96,857,500

Total                                                          456,320,000

Airlines (0.9%)
AMR                                            1,000,000 (b)    78,875,000

Automotive & related  (1.3%)
Chrylser                                       4,000,000       113,500,000

Banks and savings & loans  (5.4%)
Citicorp                                       3,200,000       262,000,000
MBNA                                           1,700,000        47,387,500
Norwest                                        3,700,000       131,350,000
State Street Boston                              500,000        25,125,000

Total                                                          465,862,500

Beverages & tobacco (3.9%)
Anheuser-Busch                                 1,150,000        85,962,500
Coca-Cola                                      3,200,000       150,000,000
PepsiCo                                        3,000,000        94,875,000

Total                                                          330,837,500

Building materials & construction (0.6%)
Tyco Intl                                      1,300,000        53,300,000

Chemicals (3.3%)
IMC Global                                     1,100,000        43,450,000
Monsanto                                       7,000,000       218,750,000
Praxair                                          620,000        23,792,500

Total                                                          285,992,500

Communications equipment & services (1.7%)
ADC Telecommunications                         1,100,000 (b)    46,475,000
Andrew                                         1,000,000 (b)    40,875,000
Tellabs                                        1,000,000 (b)    59,750,000

Total                                                          147,100,000

PAGE 31
Computers & office equipment  (16.2%)
Ceridian                                       2,100,000 (b)    91,350,000
Cisco Systems                                  6,000,000 (b)   310,500,000
Computer Associates Intl                       2,100,000       106,837,500
Computer Sciences                              1,260,000 (b)    85,680,000
First Data                                     2,300,000       178,537,500
Hewlett-Packard                                3,330,000       146,520,000
Microsoft                                      1,200,000 (b)   141,450,000
Oracle                                         4,000,000 (b)   156,500,000
Parametric Technology                          2,500,000 (b)   104,062,500
3Com                                           1,850,000 (b)    72,843,750

Total                                                        1,394,281,250

Electronics (2.6%)
Intel                                          3,000,000       225,375,000

Energy (2.5%)
Amoco                                            300,000        20,062,500
Exxon                                          1,000,000        82,250,000
Mobil                                          1,000,000       110,375,000

Total                                                          212,687,500

Energy equipment & services (1.6%)
Fluor                                          1,600,000        96,400,000
Sonat Offshore Drilling                          800,000        39,200,000

Total                                                          135,600,000

Financial services (1.6%)
Dean Witter                                      800,000        40,700,000
Household Intl                                   600,000        44,700,000
Morgan Stanley                                 1,050,000        51,187,500

Total                                                          136,587,500

Food (2.2%)
ConAgra                                        4,000,000       170,000,000
Pioneer Hi-Bred Intl                             400,000        21,500,000

Total                                                          191,500,000

Health care (9.5%)
Amgen                                          2,400,000 (b)   131,100,000
Boston Scientific                              1,000,000 (b)    47,750,000
Guidant                                          800,000        40,600,000
Johnson & Johnson                              3,600,000       171,900,000
Medtronic                                      1,700,000        80,537,500
Merck                                          1,600,000       102,800,000
Pfizer                                         3,400,000       237,575,000

Total                                                          812,262,500

Health care services (1.3%)
Cardinal Health                                  472,400        32,831,800
HBO & Co                                       1,200,000        73,500,000

Total                                                          106,331,800

Household products (3.0%)
Gillette                                       2,100,000       133,612,500
Procter & Gamble                               1,400,000       125,125,000

Total                                                          258,737,500

Industrial equipment & services (1.7%)
Case                                             600,000        26,550,000
Deere                                          2,500,000        89,375,000
Illinois Tool Works                              400,000        25,750,000

Total                                                          141,675,000

Insurance (2.2%)
ACE Limited                                    1,000,000        44,000,000
American Intl Group                            1,000,000        94,125,000
UNUM                                             840,000        51,240,000

Total                                                          189,365,000

PAGE 32
Leisure time & entertainment (1.8%)
Marriott Intl                                  1,800,000        92,475,000
Mattel                                           800,000        19,800,000
Mirage Resorts                                 2,000,000 (b)    45,000,000

Total                                                          157,275,000

Media (1.0%)
A.H. Belo Series A                               650,000        26,162,500
Infinity Broadcasting Cl A                       900,000 (b)    24,750,000
Time Warner                                    1,000,000        34,875,000

Total                                                           85,787,500

Metals (1.0%)
Aluminum Co of America                         1,400,000        81,200,000

Multi-industry conglomerates (5.4%)
Alco Standard                                  1,650,000        72,187,500
Emerson Electric                               1,477,200       124,638,750
General Electric                               3,200,000       263,600,000

Total                                                          460,426,250

Restaurants & lodging (2.6%)
Hospitality Franchise System                   1,700,000 (b)   102,000,000
McDonald's                                     2,000,000        92,750,000
Promus Hotel                                   1,000,000 (b)    27,250,000

Total                                                          222,000,000

Retail (2.9%)
Albertson's                                    1,300,000        53,300,000
Circuit City                                     700,000        22,050,000
Federated Department Stores                    1,400,000 (b)    42,350,000
Home Depot                                     1,000,000        50,500,000
Kroger                                           500,000 (b)    18,875,000
Safeway                                        1,700,000 (b)    61,200,000

Total                                                          248,275,000

Textiles & apparel (0.6%)
NIKE Cl B                                        500,000        51,437,500

Utilities -- telephone (1.7%)
AirTouch Communications                        2,000,000 (b)    55,000,000
GTE                                            1,700,000        70,125,000
MFS Communications                               700,000 (b)    22,050,000

Total                                                          147,175,000

Foreign (2.9%) (c)
British Airways ADR                              400,000 (d)    32,600,000
Reuters Holdings ADR                             700,000        43,837,500
Royal Dutch Petroleum                            300,000 (d)    45,262,500
Schlumberger                                     700,000        56,000,000
SmithKline Beecham ADR                         1,350,000        72,562,500

Total                                                          250,262,500

Total common stocks
(Cost: $5,322,021,805)                                      $7,440,029,300

PAGE 33

Short-term securities (11.8%)

Issuer                                 Annualized    Amount         Value (a)
                                       yield on      payable at
                                       date of       maturity
                                       purchase
U.S. government agencies (0.1%)
Federal Home Loan Bank Disc Nt
     08-05-96                           5.32%     $   600,000    $      599,647
Federal Home Loan Mtge Corp Disc Nt
     08-16-96                           5.25        7,900,000         7,882,784

Total                                                                 8,482,431

Commercial paper (11.5%)
ABN Amro
     08-27-96                           5.06       15,000,000        14,937,992
     10-11-96                           5.52        9,000,000         8,900,100
A.I. Credit
     08-20-96                           5.41       10,000,000         9,970,327
     09-18-96                           5.37       10,235,000        10,162,263
Alabama Power
     08-23-96                           5.31        6,700,000         6,678,340
American General Finance
     08-01-96                           5.38        1,500,000         1,500,000
     08-01-96                           5.35       10,100,000        10,100,000
Ameritech Capital Funding
     08-13-96                           5.40       13,600,000        13,572,004
     08-27-96                           5.41       10,400,000 (f)    10,355,472
     08-29-96                           5.42        1,200,000 (f)     1,194,564
Associates North America
     09-25-96                           5.42       10,000,000         9,913,640
AVCO Financial Services
     08-01-96                           5.40        3,500,000         3,500,000
     08-19-96                           5.34        9,000,000         8,974,609
     08-29-96                           5.34        8,300,000         8,263,616
     10-22-96                           5.49        8,700,000         8,588,676
     10-30-96                           5.49        5,400,000         5,321,952
     10-31-96                           5.50       18,000,000        17,741,480
BBV Finance (Delaware)
     08-01-96                           5.32        9,000,000         9,000,000
     08-07-96                           5.33        4,400,000         4,395,729
     08-07-96                           5.29       10,000,000         9,990,292
Becton Dickinson
     08-28-96                           5.44        7,000,000         6,971,650
BellSouth
     08-28-96                           5.42        6,958,000         6,928,555
     09-17-96                           5.38        9,800,000         9,731,678
Beneficial
     09-12-96                           5.39       10,000,000         9,937,583
CAFCO
     09-11-96                           5.44       15,000,000        14,901,870
Cargill
     08-14-96                           5.37        7,100,000         7,086,283
     10-08-96                           5.53        8,000,000         7,914,900
     10-23-96                           5.50       17,000,000 (f)    16,779,850
Chevron
     08-21-96                           5.43       13,000,000        12,966,995
Ciesco LP
     08-21-96                           5.40        6,100,000 (f)     6,079,364
     08-23-96                           5.34        7,000,000         6,974,122
     09-13-96                           5.45       10,000,000         9,928,793
     10-01-96                           5.43       10,000,000         9,904,417
CIT Group
     08-16-96                           5.41       15,000,000        14,966,375
Commercial Credit
     08-08-96                           5.39        5,400,000         5,394,361
Commerzbank U.S. Finance
     08-13-96                           5.35        8,000,000         7,982,181
     08-14-96                           5.39       16,700,000        16,661,560
PAGE 34
CPC Intl
     09-04-96                           5.44        8,300,000 (f)     8,254,972
     09-16-96                           5.47       11,000,000 (f)    10,919,977
     09-24-96                           5.37       12,000,000 (f)    11,899,533
     09-26-96                           5.45       20,000,000 (f)    19,824,338
     10-22-96                           5.49       10,300,000 (f)    10,168,203
Dean Witter
     08-05-96                           5.37        3,800,000         3,796,830
Ford Motor Credit
     09-05-96                           5.39       15,000,000        14,921,979
Gannett
     10-11-96                           5.54       12,400,000 (f)    12,262,360
     10-15-96                           5.52        5,400,000 (f)     5,376,337
     10-16-96                           5.54       10,700,000 (f)    10,572,982
General Electric Capital
     08-14-96                           5.37       12,000,000        11,971,840
     08-22-96                           5.43       15,000,000        14,946,404
     08-28-96                           5.44       10,000,000         9,954,418
     08-29-96                           5.32        6,500,000         6,473,206
Goldman Sachs
     08-05-96                           5.36        6,000,000         5,995,299
     08-23-96                           5.39        5,000,000         4,981,030
     09-09-96                           5.50        1,400,000         1,390,947
     09-10-96                           5.47        7,000,000         6,954,606
     10-21-96                           5.53        2,200,000         2,172,188
Harris Trust
     08-09-96                           5.37       10,400,000        10,399,592
Hewlett-Packard
     08-29-96                           5.42        4,500,000         4,479,153
     09-17-96                           5.42        2,430,000         2,411,536
Household Finance
     08-26-96                           5.42       10,000,000         9,958,074
     09-19-96                           5.44       20,000,000        19,841,873
Kredietbank North America Finance
     09-03-96                           5.16       10,000,000         9,945,270
Lilly (Eli) & Co.
     08-09-96                           5.40       11,200,000        11,186,610
Merrill Lynch
     08-23-96                           5.43        3,700,000         3,686,576
Metlife Funding
     09-09-96                           5.39        9,700,000         9,643,675
Mobil Australia Finance (Delaware)
     08-15-96                           5.40        8,000,000 (f)     7,980,371
     08-30-96                           5.41       10,000,000 (f)     9,951,305
     09-18-96                           5.48        8,000,000 (f)     7,937,946
     09-18-96                           5.45        9,908,000 (f)     9,831,146
     10-02-96                           5.49        7,000,000 (f)     6,932,012
Morgan Stanley Group
     08-08-96                           5.40        6,000,000         5,993,735
     09-06-96                           5.37        7,100,000         7,062,086
Motorola
     08-28-96                           5.35       13,523,000        13,469,043
Natl Australia Funding (Delaware)
     08-13-96                           5.39        6,700,000         6,686,316
NationsBank
     08-06-96                           5.37       15,000,000        14,999,931
     09-04-96                           5.40        8,000,000         7,999,173
Norfolk Southern
     08-29-96                           5.37        5,000,000 (f)     4,977,144
PACCAR
     08-26-96                           5.34        9,000,000         8,962,856
Penney (JC) Funding
     09-17-96                           5.43        9,000,000         8,932,984
Pfizer
     08-02-96                           5.40       20,000,000 (f)    19,997,017
Pitney Bowes Credit
     08-29-96                           5.42        9,000,000         8,958,859
     10-09-96                           5.49        3,500,000         3,452,048
     10-16-96                           5.51        8,800,000         8,695,537
Reed Elsevier
     09-20-96                           5.47       20,000,000 (f)    19,839,148
SAFECO Credit
     08-05-96                           5.35        8,100,000         8,093,845
     08-23-96                           5.41        7,500,000         7,475,387
     09-23-96                           5.40        1,000,000           991,768

PAGE 35
Sandoz
     08-01-96                           5.38       12,000,000 (f)    12,000,000
     08-06-96                           5.40        8,800,000         8,793,449
     08-20-96                           5.35        8,000,000         7,973,647
     09-10-96                           5.47        7,900,000 (f)     7,847,816
Siemens
     08-20-96                           5.41        9,100,000         9,070,024
     09-18-96                           5.44        1,300,000         1,289,701
SmithKline Beecham
     08-13-96                           5.40       15,600,000        15,572,024
Societe Generale North America
     08-12-96                           5.39       21,700,000        21,664,526
Southern California Gas
     09-03-96                           5.03       10,269,000 (f)    10,212,059
     10-29-96                           5.53        5,623,000 (f)     5,546,246
Southwestern Bell Telephone
     09-10-96                           5.37        8,500,000         8,449,567
Transamerica Financial
     08-19-96                           5.37        6,000,000         5,981,152
     09-23-96                           5.40        3,000,000         2,975,303
USAA Capital
     08-07-96                           5.40        9,100,000         9,091,856
     08-12-96                           5.37       14,000,000        13,972,579
     08-19-96                           5.34       10,000,000         9,968,587
     08-23-96                           5.41        6,700,000         6,678,013
     09-06-96                           5.33        5,100,000         5,072,970
U S WEST Communications
     09-17-96                           5.44        9,600,000         9,525,755
     09-24-96                           5.40        8,600,000         8,530,856
     10-24-96                           5.49       10,000,000         9,868,958

Total                                                               987,866,146

Letters of credit (0.2%)
First Chicago - Commed Fuel
     08-15-96                           5.42        9,134,000         9,112,039
     09-09-96                           5.35        9,203,000         9,149,960

Total                                                                18,261,999

Total short-term securities
(Cost: $1,014,865,742)                                           $1,014,610,576

Total investments in securities of unaffiliated issuers
(Cost: $6,336,887,547)                                           $8,454,639,876

Investments in securities of affiliated issuer (e)
Common Stock (1.5%)


Issuer                                      Shares                    Value (a)

Reynolds & Reynolds Cl A                 2,750,000               $  133,031,250

Total investments in securities of affiliated issuer
(Cost: $72,334,647)                                                 133,031,250

Total investments in securities
(Cost: $6,409,222,194) (g)                                       $8,587,671,126

PAGE 36
Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Presently non-income producing.
(c) Foreign security values are stated in U.S. dollars.
(d) Security is partially or fully on loan. See Note 4 to the financial statements.
(e) Investments representing 5% or more of the outstanding voting securities of the issuer.
(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the
Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(g) At July 31, 1996, the cost of securities for federal income tax purposes was $6,409,235,783 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                            2,247,642,210
Unrealized depreciation                              (69,206,867)

Net unrealized appreciation                        2,178,435,343

PAGE 37
IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposits (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 38
IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with star enclosed

PAGE 39
Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Allocation Fund

Invests in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The fund provides diversification among these major investment categories and has a target mix that represents the way the fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) bird in a nest

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

PAGE 40
IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Progressive Fund

Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

PAGE 41
IDS Global Growth Fund

Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests primarily in equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential.
The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative IDS mutual fund.

(icon of) cart of precious gems

PAGE 42
For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

PAGE 43
Federal income tax information

IDS New Dimensions Fund, Inc.
___________________________________________________________________

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS New Dimensions Fund, Inc.
Fiscal year ended July 31, 1996

Class A
Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                             Per share

Dec. 29, 1995                             $0.14600

Capital gain distribution taxable as long-term capital gain.

Payable date                             Per share

Dec. 29, 1995                             $0.60100

Total distributions                       $0.74700

Class B
Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                             Per share

Dec. 29, 1995                             $0.10942

Capital gain distribution taxable as long-term capital gain.

Payable date                             Per share

Dec. 29, 1995                             $0.60100

Total distributions                       $0.71042

Class Y
Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                             Per share

Dec. 29, 1995                             $0.16774

PAGE 44
Capital gain distribution taxable as long-term capital gain.

Payable date                             Per share

Dec. 29, 1995                             $0.60100

Total distributions                       $0.76874

PAGE 45
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
Financial
Advisors


IDS New Dimensions Fund
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 46
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.